Share Based Compensation - Additional Information (Detail)			12 Months Ended
	Jul. 28, 2015 INR (₨) shares	Jul. 28, 2015 USD ($) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 INR (₨) shares	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($) shares	Aug. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Number of options available for grant			483,464				483,464
Options issued as replacement			125,400	125,400
Options outstanding			540,280		414,880		540,280
Incremental fair value	₨ 45,719,000	$ 705,000
Incremental fair value as per vesting schedule	₨ 41,334,000	$ 637,000
Aggregate intrinsic value of outstanding options			₨ 140,864,000		₨ 133,285,000		$ 2,172,000
Unrecognized compensation cost			₨ 11,385,000				$ 176,000
Unrecognized compensation cost, expected period of recognition			1 year 8 months 12 days	1 year 8 months 12 days
Intrinsic value of options exercised			₨ 0	$ 0	30,000
Lattice Valuation Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			80,000				80,000
Probability of market condition achievement as per valuation model			5.72%	5.72%
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			₨ 13,774,000	$ 212,000	₨ 51,732,000	₨ 7,428,000
Vesting Period, Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
2015 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan	568,688	568,688
Options issued as replacement	414,880	414,880
Options outstanding	414,880	414,880
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan								1,023,744